Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Detail)	12 Months Ended
Dec. 31, 2024 $ / oz
Constancia [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%
Per Ounce Cash Payment	425
Term of Agreement	Life of Mine
Date of Original Contract	Aug. 08, 2012
Constancia [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Ounce Cash Payment	6.26
Term of Agreement	Life of Mine
Date of Original Contract	Aug. 08, 2012
Salobo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	75.00%
Per Ounce Cash Payment	429
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 28, 2013
Sudbury [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	70.00%
Per Ounce Cash Payment	400
Term of Agreement	20 years
Date of Original Contract	Feb. 28, 2013
San Dimas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased, description	variable [1]
Percentage of production to be purchased	25.00%
Per Ounce Cash Payment	637
Term of Agreement	Life of Mine
Date of Original Contract	May 10, 2018
Stillwater [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Percentage of production to be purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Jul. 16, 2018
Stillwater [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Percentage of production to be purchased	4.50%
Term of Agreement	Life of Mine
Date of Original Contract	Jul. 16, 2018
Marathon [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Percentage of production to be purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Jan. 26, 2022
Marathon [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Percentage of production to be purchased	22.00%
Term of Agreement	Life of Mine
Date of Original Contract	Jan. 26, 2022
Copper World [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Ounce Cash Payment	450
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 10, 2010
Copper World [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Ounce Cash Payment	3.9
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 10, 2010
Marmato [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Percentage of production to be purchased	10.50%
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 05, 2020
Marmato [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Percentage of production to be purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 05, 2020
Santo Domingo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Percentage of production to be purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Mar. 24, 2021
Fenix [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%
Percentage of production to be purchased under revised agreement	22.00%
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 15, 2021
Blackwater [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	35.00%
Percentage of production to be purchased	8.00%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 13, 2021
Blackwater [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Percentage of production to be purchased	50.00%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 13, 2021
Goose [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Percentage of production to be purchased	2.78%
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 08, 2022
Cangrejos [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Percentage of production to be purchased	6.60%
Term of Agreement	Life of Mine
Date of Original Contract	May 16, 2023
Platreef [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	62.50%
Per Ounce Cash Payment	100
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 07, 2021
Platreef [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	30.00%
Percentage of production to be purchased	5.25%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 07, 2021
Platreef [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	30.00%
Percentage of production to be purchased	5.25%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 07, 2021
Curraghinalt [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Percentage of production to be purchased	3.05%
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 15, 2023
Kudz Ze Kayah [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%
Percentage of production to be purchased	6.875%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 22, 2021
Kudz Ze Kayah [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%
Percentage of production to be purchased	6.875%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 22, 2021
Penasquito [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Per Ounce Cash Payment	4.56
Term of Agreement	Life of Mine
Date of Original Contract	Jul. 24, 2007
Antamina [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%
Percentage of production to be purchased	33.75%
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 03, 2015
Voisey's Bay [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per pound cash payment as percentage of the per pound price received related to metal delivered	18.00%
Percentage of production to be purchased	42.40%
Term of Agreement	Life of Mine
Date of Original Contract	Jun. 11, 2018
Los Filos [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Ounce Cash Payment	4.74
Term of Agreement	25 years
Date of Original Contract	Oct. 15, 2004
Zinkgruvan [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Ounce Cash Payment	4.75
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 08, 2004
Stratoni [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Ounce Cash Payment	11.54
Term of Agreement	Life of Mine
Date of Original Contract	Apr. 23, 2007
Neves-Corvo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Ounce Cash Payment	4.5
Term of Agreement	50 years
Date of Original Contract	Jun. 05, 2007
Aljustrel [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	50.00%
Percentage of production to be purchased	100.00%
Term of Agreement	50 years
Date of Original Contract	Jun. 05, 2007
Pascua-Lama [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Per Ounce Cash Payment	3.9
Term of Agreement	Life of Mine
Date of Original Contract	Sep. 08, 2009
Loma de La Plata [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	12.50%
Per Ounce Cash Payment	4
Term of Agreement	Life of Mine
Cozamin [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	10.00%
Percentage of production to be purchased	50.00%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 11, 2020
Mineral Park [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Percentage of production to be purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Oct. 24, 2023
Toroparu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	10.00%
Per Ounce Cash Payment	400
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 11, 2013
Toroparu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%
Per Ounce Cash Payment	3.9
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 11, 2013
Cotabambas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Per Ounce Cash Payment	450
Term of Agreement	Life of Mine
Date of Original Contract	Mar. 21, 2016
Cotabambas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Ounce Cash Payment	5.9
Term of Agreement	Life of Mine
Date of Original Contract	Mar. 21, 2016
Kutcho [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%
Percentage of production to be purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 14, 2017
Kutcho [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%
Percentage of production to be purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 14, 2017
El Domo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Percentage of production to be purchased	50.00%
Term of Agreement	Life of Mine
Date of Original Contract	Jan. 17, 2022
El Domo [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Percentage of production to be purchased	75.00%
Term of Agreement	Life of Mine
Date of Original Contract	Jan. 17, 2022
Kone [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%
Percentage of production to be purchased	19.50%
Term of Agreement	Life of Mine
Date of Original Contract	Oct. 23, 2024
Kurmuk [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	15.00%
Percentage of production to be purchased	6.70%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 05, 2024

[1]	Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Currently, the fixed gold to silver exchange ratio is 70:1.